Derivative financial instruments and risk management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Designated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	$ 180	$ 232	$ 244
Designated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	28	54	65
Designated derivatives | Foreign exchange contracts | Long-term receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	19	52
Designated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(66)	(73)	(66)
Designated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	(10)	(1)
Designated derivatives | Interest rate contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	0	0	1
Designated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	17	15	14
Designated derivatives | Interest rate contracts | Long-term receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	209	233	197
Designated derivatives | Interest rate contracts | Other liabilities | Financial Products
Derivatives Fair Value
Liability Fair Value	(8)	(6)	(18)
Undesignated derivatives
Derivatives Fair Value
Asset (Liability) Fair Value	(26)	(87)	23
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	31	27	120
Undesignated derivatives | Foreign exchange contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	10	7	6
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	(63)	(12)	(46)
Undesignated derivatives | Foreign exchange contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(6)	(16)	(9)
Undesignated derivatives | Foreign exchange contracts | Other liabilities | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	(85)	(58)
Undesignated derivatives | Interest rate contracts | Receivables - trade and other | Financial Products
Derivatives Fair Value
Asset Fair Value	2	0	0
Undesignated derivatives | Interest rate contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	0	0	(6)
Undesignated derivatives | Interest rate contracts | Accrued expenses | Financial Products
Derivatives Fair Value
Liability Fair Value	(1)	(1)	(1)
Undesignated derivatives | Commodity contracts | Receivables - trade and other | Machinery and Power Systems
Derivatives Fair Value
Asset Fair Value	1	2	17
Undesignated derivatives | Commodity contracts | Accrued expenses | Machinery and Power Systems
Derivatives Fair Value
Liability Fair Value	$ 0	$ (9)	$ 0